Share-based payments transactions (Tables)	12 Months Ended
Mar. 31, 2023
Share-Based Payments Transactions [Abstract]
Disclosure of Movement in the Share-Based Payment Liability	The movement in the share-based payment liability during the period is reflected below:

(EUR thousand)	For the financial year ended March 31, 2021
Opening balance	7,396
Valuation up to August 27	974
SBP value as of August 27	8,370
Expense recognized in the profit and loss upon capital reorganization	58,744
SBP value as of August 28	67,114
Cash settlements upon reorganization	(29,333)
Conversion upon reorganization of remaining SBP liability to equity at FV	(37,781)
Closing balance	—

Disclosure of Movement in the NC-PECs Liability
The movement in the NC-PECs liability is reflected below:

(EUR thousand)	For the financial year ended March 31, 2021
Nominal value including accrued interest on NC-PECs issued at the beginning of the year	1,920
Mark-to-market fair value charge	(138)
Accrued interests on NC-PECs	79
Transfer to equity	(1,861)
Reclassifications	—
Total value of NC-PECs direct investment	—
Value at the beginning of the year	2,971
Accrued interest	120
Derecognition of residual amount to profit and loss	(101)
Transfer to equity	(2,990)
Reclassifications	—
Interest bearing obligations towards senior management of Global Blue Group	—
Total value of NC-PECs including accrued interest	—

(Thousand of units)	For the financial year ended March 31, 2021
NC-PECs issued at the beginning of the year	927
Issuance of NC-PECs	—
Transfer of NC-PECs to equity	(927)
Number of NC-PECs issued	—

Disclosure of Number and Reconciliation of Outstanding Share Options
On October 23, 2020, a total of 8 million share options were granted to employees of the Group with four tranches of options vesting on four respective vesting dates (“SOP 2020”), whereas within each of the four tranches, there are further four tranches of options with four different exercise prices, as below:

	Vesting date				Total
Share options granted (thousands)	05/03/2022	05/09/2022	05/09/2023	05/09/2024
US$8.50	971	324	647	647	2,589
US$10.50	822	274	548	548	2,192
US$12.50	673	224	448	448	1,793
US$14.50	523	175	349	349	1,396
Total	2,989	997	1,992	1,992	7,970
The strike price of the existing SOP grants has been adjusted as set forth below, while all the other terms of the SOP 2020 and SOP 2019 remained unaffected.

SOP 2020 MOD - Number of shares (thousand)
Original Option Strike Price		New Option Strike Price		Vesting date				Total
				15/02/2022	15/08/2022	15/08/2023	15/08/2024
US$	8.50	US$	6.42	335	112	223	223	893
US$	10.50	US$	8.42	284	95	189	189	757
US$	12.50	US$	10.42	232	77	155	155	619
US$	14.50	US$	12.42	180	60	120	120	480
Total				1,031	344	687	687	2,749
The following table shows the SOPs granted and outstanding at the beginning and end of the reporting periods:

	For the financial year ended March 31
	2023		2022		2021
	Average exercise price per share option (USD)	Number of options (thousands)	Average exercise price per share option (USD)	Number of options (thousands)	Average exercise price per share option (USD)	Number of options (thousands)
As of April 1	11.42	7,980	11.40	8,457	—	—
Granted during the year	—	—	—	—	11.40	8,457
Forfeited during the year	11.50	(28)	10.98	(477)	—	—
As of March 31	11.42	7,952	11.42	7,980	11.40	8,457
Vested and exercisable of March 31	11.42	4,072	11.01	2,925	—	—

Number of shares (million)	For the financial year ended March 31, 2023
As of April 1	—
Granted during the year	452
Vested during the year	—
Forfeited during the year	—
As of March 31	452
Weighted average fair value (EUR)	0.13
Weighted average remaining contractual life of options outstanding at the end of the period (years)	2.5

Disclosure of Indirect Measurement of Fair Value of Share Options Granted	The revised model inputs and fair values at grant date are:

	SOP 2019
Vesting date	24/6/2022	23/6/2024
Share price at grant date (USD)	10.59	10.59
Exercise price (USD)	10.59	10.59
Expected volatility	25.00%	25.00%
Risk free interest rate	1.91%	1.91%
Fair value at grant date (USD)	1.59	1.59

	SOP 2020
Vesting date	5/3/2022	5/9/2022	5/9/2023	5/9/2024
Share price at grant date (USD)	8.64	8.64	8.64	8.64
Expected volatility	21.50%	21.50%	21.50%	21.50%
Risk free interest rate	0.50%	0.50%	0.50%	0.50%

Exercise price (USD)	8.50	8.50	8.50	8.50
Fair value at grant date (USD)	1.54	1.54	1.52	1.49

Exercise price (USD)	10.50	10.50	10.50	10.50
Fair value at grant date (USD)	0.96	0.96	0.96	0.95

Exercise price (USD)	12.50	12.50	12.50	12.50
Fair value at grant date (USD)	0.61	0.61	0.61	0.61

Exercise price (USD)	14.50	14.50	14.50	14.50
Fair value at grant date (USD)	0.39	0.39	0.39	0.39

	SOP 2020 MOD
Vesting date	5/3/2022	5/9/2022	5/9/2023	5/9/2024
Share price at grant date (USD)	8.64	8.64	8.64	8.64
Expected volatility	21.50%	21.50%	21.50%	21.50%
Risk free interest rate	0.50%	0.50%	0.50%	0.50%

Exercise price (USD)	6.42	6.42	6.42	6.42
Fair value at grant date (USD)	2.52	2.50	2.45	2.37

Exercise price (USD)	8.42	8.42	8.42	8.42
Fair value at grant date (USD)	1.57	1.57	1.55	1.52

Exercise price (USD)	10.42	10.42	10.42	10.42
Fair value at grant date (USD)	0.98	0.98	0.97	0.96

Exercise price (USD)	12.42	12.42	12.42	12.42
Fair value at grant date (USD)	0.62	0.62	0.62	0.62

Grant date	31/10/2022	31/10/2022	31/10/2022
Vesting date	31/12/2024	31/12/2025	31/12/2026
Number of shares (million)	226.0	113.0	113.0
Expected volatility	9.7%	9.7%	9.7%
Discount rate	14.3%	14.3%	14.3%
Fair value per option as of March 31, 2023 (EUR)	0.03	0.12	0.33

Disclosure of Range of Exercise Prices of Outstanding Share Options
Share options outstanding at the end of the year have the following expiry dates and exercise prices:

Share options outstanding (thousands)			For the financial year ended March 31
Grant date	Expiry date	Exercise price (USD)	2023	2022	2021
June 25, 2019	June 23, 2027	10.59	461	461	487
October 23, 2020	August 15, 2026	8.50	1,540	2,443	2,589
October 23, 2020	August 15, 2026	10.50	1,304	2,068	2,192
October 23, 2020	August 15, 2026	12.50	1,067	1,692	1,793
October 23, 2020	August 15, 2026	14.50	830	1,316	1,396
October 23, 2020	August 15, 2026	6.42	894	—	—
October 23, 2020	August 15, 2026	8.42	756	—	—
October 23, 2020	August 15, 2026	10.42	619	—	—
October 23, 2020	August 15, 2026	12.42	481	—	—
Total			7,952	7,980	8,457
Weighted average remaining contractual life of options outstanding at the end of the period			3.4 years	4.4 years	5.4 years

Disclosure of Number and Reconciliation of Outstanding Restricted Shares

RSA MOD - Number of shares
RSA plan	Vested at grant date			To vest in the future			Total
	Unconditional	Conditional	Total	Unconditional	Conditional	Total
RSA 2020 MOD	13,379	—	13,379	13,380	13,378	26,758	40,137
RSA 2021 MOD	7,132	3,566	10,698	21,396	21,393	42,789	53,487
RSAe 2021 MOD	41,838	—	41,838	62,757	—	62,757	104,595
Total	62,349	3,566	65,915	97,533	34,771	132,304	198,219
The following table shows the RSAs granted and outstanding at the beginning and end of the reporting period:

Number of shares (thousands)	For the financial year ended March 31
	2023	2022	2021
As of April 1	1,675	475	—
Granted during the year	962	1,426	475
Vested during the year	(539)	(92)	—
Forfeited during the year	(92)	(134)	—
As of March 31	2,006	1,675	475
Weighted average fair value (USD)	5.18	6.62	8.65

Disclosure of Indirect Measurement of Fair Value of Restricted Shares Granted	The model inputs were the share price at grant date and the risk free interest rate as stipulated in the table below. No dividend payments were considered in the fair value.

	RSA 2020 NED			RSA 2020				RSA 2020 MOD
Grant date	23/10/2020	23/10/2020	23/10/2020	23/10/2020	23/10/2020	23/10/2020	23/10/2020	14/9/2022	14/9/2022
Vesting date	5/3/2022	5/9/2022	5/9/2023	5/3/2022	5/9/2022	5/9/2023	5/9/2024	5/9/2023	5/9/2024
Share price at grant date (USD)	8.64	8.64	8.64	8.64	8.64	8.64	8.64	4.83	4.83
Risk free interest rate	0.14%	0.17%	0.22%	0.14%	0.17%	0.23%	0.31%	4.21%	4.22%
Fair value per share (USD)	8.62	8.61	8.58	6.91	6.90	6.88	6.84	3.64	3.49

	RSA 2021				RSA 2021 MOD				RSA 2021e
Grant date	12/10/2021	12/10/2021	12/10/2021	12/10/2021	14/9/2022	14/9/2022	14/9/2022	14/9/2022	12/10/2021	12/10/2021
Vesting date	5/9/2022	5/9/2023	5/9/2024	5/9/2025	14/9/2022	5/9/2023	5/9/2024	5/9/2025	5/9/2022	5/9/2023
Share price at grant date (USD)	6.60	6.60	6.60	6.60	4.83	4.83	4.83	4.83	6.60	6.60
Risk free interest rate	0.10%	0.21%	0.40%	0.62%	0.10%	0.21%	0.40%	0.62%	0.10%	0.21%
Fair value per share (USD)	5.41	5.39	5.35	5.28	4.95	3.98	3.83	3.73	6.59	6.57

	RSA 2021e MOD		RSA 2022
Grant date	14/9/2022	14/9/2022	14/9/2022	14/9/2022	14/9/2022	14/9/2022
Vesting date	14/9/2022	5/9/2023	28/8/2023	28/8/2024	28/8/2025	28/8/2026
Share price at grant date (USD)	4.83	4.83	4.83	4.83	4.83	4.83
Risk free interest rate	4.24%	4.24%	4.23%	4.21%	4.03%	3.90%
Fair value per share (USD)	6.59	4.63	3.70	3.55	3.42	3.30